Intangible Assets and Goodwill	12 Months Ended
Mar. 31, 2018
Disclosure Of Intangible Assets And Goodwill [Abstract]
Intangible Assets and Goodwill

MAKEMYTRIP LIMITED

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS– (Continued)

(Amounts in USD thousands, except per share data and share count)

18)INTANGIBLE ASSETS AND GOODWILL

Particulars	Goodwill	Customer Relationship	Non- Compete	Brand / Trade Mark	Technology Related Development Cost	Software	Favourable Lease Contract Term	Capital Work- in-Progress	Total
Cost
Balance as at April 1, 2016	13,338	1,334	466	10,777	20,049	6,120	—	4,210	56,294
Acquisitions through business combination	950,204	2,200	—	134,500	16,500	411	249	—	1,104,064
Additions/Adjustment*	—	—	—	—	6,001	330	—	(89)	6,242
Effect of movements in foreign exchange rates	42,893	95	(6)	6,092	1,221	140	11	71	50,517
Balance as at March 31, 2017	1,006,435	3,629	460	151,369	43,771	7,001	260	4,192	1,217,117
Balance as at April 1, 2017	1,006,435	3,629	460	151,369	43,771	7,001	260	4,192	1,217,117
Additions/Adjustment*	—	—	—	—	8,028	318	—	(542)	7,804
Disposals	—	—	—	—	(392)	(237)	(260)	—	(889)
Effect of movements in foreign exchange rates	(2,081)	3	10	(302)	(163)	10	—	(3)	(2,526)
Balance as at March 31, 2018	1,004,354	3,632	470	151,067	51,244	7,092	-	3,647	1,221,506
Accumulated amortization and impairment loss
Balance as at April 1, 2016	—	567	327	4,330	10,887	3,807	—	1,490	21,408
Amortization for the year	—	214	51	3,475	4,734	906	6	—	9,386
Impairment for the year	9,625	—	70	4,885	16	—	—	571	15,167
Effect of movements in foreign exchange rates	—	(1)	(5)	53	244	100	—	38	429
Balance as at March 31, 2017	9,625	780	443	12,743	15,881	4,813	6	2,099	46,390
Balance as at April 1, 2017	9,625	780	443	12,743	15,881	4,813	6	2,099	46,390
Amortization for the year	—	493	10	14,216	9,764	973	25	—	25,481
Impairment for the year**	—	—	—	—	2,373	—	—	501	2,874
Disposals	—	—	—	—	(358)	(160)	(31)	—	(549)
Effect of movements in foreign exchange rates	—	4	10	(102)	(169)	17	—	33	(207)
Balance as at March 31, 2018	9,625	1,277	463	26,857	27,491	5,643	—	2,633	73,989
Carrying amounts
As at April 1, 2016	13,338	767	139	6,447	9,162	2,313	—	2,720	34,886
As at March 31, 2017	996,810	2,849	17	138,626	27,890	2,188	254	2,093	1,170,727
As at April 1, 2017	996,810	2,849	17	138,626	27,890	2,188	254	2,093	1,170,727
As at March 31, 2018	994,729	2,355	7	124,210	23,753	1,449	—	1,014	1,147,517

*

Represents addition of USD 7,506 (March 31, 2017: USD 5,912)  to capital work-in-progress, adjusted for amounts capitalized out of capital-work-in progress amounting to USD 8,028 (March 31, 2017: USD 6,001)

**

In March 2018, the management of the Company decided to suspend operations in one of its Indian subsidiary, as it does not intend to continue operations in the future in that entity. The Group tested the technology related development cost of that entity for recoverability and recognised an impairment loss of USD 2,874 during the year ended March 31, 2018.

Impairment testing for CGUs containing goodwill

For the purpose of impairment testing, goodwill is allocated to a CGU representing the lowest level within the Group at which goodwill is monitored for internal management purposes, and which is not higher than the Group’s operating segment. Goodwill has been allocated as follows:

	As at March 31
Particulars	2017	2018
ibibo Group - Go ibibo	838,465	836,559
ibibo Group - redBus	154,718	154,390
Luxury Tours & Travel Pte Ltd	2,322	2,475
ITC Group	1,305	1,305
Total	996,810	994,729

The recoverable amount of the CGU was based on its value in use and was determined by discounting the future cash flows to be generated from the continuing use of the CGU. These calculations use cash flow projections over a period of five to seven years, based on next year financial budgets approved by management, with extrapolation for the remaining period, and an average of the range of assumptions as mentioned below. The key assumptions used for the calculations are as follows:

As at March 31
Particulars	2017	2018
Discount rate (pre-tax)	15 - 24%	19 - 24%
Discount rate (post-tax)	12 - 22%	15 - 20%
Terminal value growth rate	3.5 - 4%	3.5 - 4%
EBITDA margin (5-7 years)	(20.7) - 28.4%	(14.7) - 42.5%

The above discount rate is based on the Weighted Average Cost of Capital (WACC) of a comparable market participant, which is adjusted for specific risks. These estimates are likely to differ from future actual results of operations and cash flows.

Based on the above, no impairment was identified as of March 31, 2018 and March 31, 2017 (except for Hotel Travel Group) as the recoverable value of the CGUs exceeded the carrying value. With regard to the assessment of value-in use for Luxury Tours and Travels Pte Ltd and ITC group, no reasonably possible change in any of the above key assumptions would cause the carrying amount of these units to exceed their recoverable amount. For ibibo Group - Go ibibo, the recoverable amount exceeds the carrying amount by approximately 14.4% as of March 31, 2018 (March 31, 2017: 8.41%). An increase of 1.72% (March 31, 2017: 0.9%) in pre-tax discount rate and a decrease of EBITDA as a percentage of revenue by 3.16% (March 31, 2017: 1.62%) shall equate the recoverable amount with the carrying amount of the ibibo Group - Go ibibo. For ibibo Group - redBus, the recoverable amount exceeds the carrying amount by approximately 14.3% as of March 31, 2018 (March 31, 2017: 5.76%). An increase of 1.57% (March 31, 2017: 0.53%) in pre-tax discount rate and a decrease of EBITDA as a percentage of revenue by 2.12% (March 31, 2017: 1.08%) shall equate the recoverable amount with the carrying amount of the ibibo Group – redBus.

In November, 2012, MMYT acquired 100% stake in the companies in the ‘Hotel Travel Group’ (HT Group). HT Group, with the brand ‘Hotel Travel’ and the website www.hoteltravel.com, a well-established travel company in South East Asia had its presence in Thailand, Singapore and Malaysia, where it had an operating history of over a decade. The Company recorded Goodwill of USD 9,625 in accordance with IFRS 3 “Business Combinations” which represented excess of the cost of acquisition over the Group’s share in the fair value of the acquiree’s identifiable assets, liabilities and contingent liabilities on the date of acquisition.

Pursuant to the acquisition of ibibo Group (refer note 7(a)), as part of its business strategy the Group envisaged that it wants to focus on capturing the Indian domestic market and international hotel market for travelers originating from India as it provides higher growth and improved margin prospects. Accordingly, as a result of the revamped strategy, in February 2017, the management of the Company decided to curtail its operation in HT Group as it no longer intends to render online hotels services to customers originating from HT Group’s operations.

The recoverable amount of this CGU was based on its value in use, determined by discounting the future cash flows to be generated from the continuing use of the CGU. The carrying amount of the CGU was determined to be higher than its recoverable amount, accordingly, an impairment loss of USD 14,580 was recognized in the year ended March 31, 2017. The impairment loss was fully allocated to goodwill, non-compete intangible assets and brands associated with HT Group’s operations.